SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Black-Scholes Option Pricing Model (Details)	Sep. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, valuation technique	us-gaap:ValuationTechniqueOptionPricingModelMember
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	0.12
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	43.08
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	0
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	1.28
Fair value of underlying senior convertible preferred share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	0.92